UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-576

Northeast Investors Trust
(exact name of registrant as specified in charter)

125 High Street, Room 1802
Boston, MA 02110
(adress of principal executive offices)

David Randall
125 High St, Room 1802
Boston, MA 02110
(name and address of agent for service)

Registrant's telephone number, including area code:     800-225-6704

Date of fiscal year end:  September 30

Date of reporting period ending:  June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507

                           INVESTMENT COMPANY REPORT

VISKASE COMPANIES, INC.

Security        92831R201          Meeting Type       Annual

Ticker Symbol   VKSC               Meeting Date       30-AUG-2012

ISIN            US92831R2013       Agenda             933673039 - Management

                                                                                  FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE     VOTE   MANAGEMENT
----  --------                                                 ---------- ------- -----------
01    DIRECTOR                                                 Management

         1   SUNGHWAN CHO                                                 For       For

         2   EUGENE I. DAVIS	                                          For       For

         3   THOMAS D. DAVIS                                              For       For

         4   HUNTER GARY                                                  For       For

         5   SAMUEL MERKSAMER                                             For       For

         6   DANIEL A. NINIVAGGI                                          For       For

	 7   PETER RECK                                                   For       For

         8   AUGUSTE E. RIMPEL, JR.                                       For       For

         9   PETER K. SHEA                                                For       For


                           INVESTMENT COMPANY REPORT

H.J. HEINZ FINANCE COMPANY

Security        42307T306          Meeting Type       Annual

Ticker Symbol   	           Meeting Date       19-SEP-2012

ISIN            US42307T3068       Agenda             933680224 - Management

                                                                                  FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE     VOTE   MANAGEMENT
----  --------                                                 ---------- ------- -----------
01    DIRECTOR                                                 Management

         1   LEONARD A. CULLO, JR.                                        For       For

         2   EDWARD J. MCMENAMIN                                          For       For

         3   ARTHUR B. WINKLEBLACK                                        For       For


02    ELECTION OF INDEPENDENT DIRECTOR: ANDREW L. STIDD      Management   For       For


                           INVESTMENT COMPANY REPORT

HARRY & DAVID HOLDINGS, INC.

Security        41587A201          Meeting Type       Annual

Ticker Symbol   HND	           Meeting Date       08-NOV-2012

ISIN            		   Agenda             Management

                                                                                  FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE     VOTE   MANAGEMENT
----  --------                                                 ---------- ------- -----------
01    DIRECTOR                                                 Management

         1   CRAIG JOHNSON                                                For       For


                           INVESTMENT COMPANY REPORT

PITNEY BOWES INTERNATIONAL HOLDINGS, INC.

Security        724481866          Meeting Type       Annual

Ticker Symbol   PBOWO              Meeting Date       10-DEC-2012

ISIN            US7244818669       Agenda             933705785 - Management

                                                                                  FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE     VOTE   MANAGEMENT
----  --------                                                 ---------- ------- -----------
01    DIRECTOR                                                 Management

         1   MARK J. GENTILE                                              For       For

         2   H. HARRISON KEPHART, JR.                                     For       For


02    RATIFICATION OF THE SELECTION OF PRICEWATERHOUSE         Management For       For
      COOPERS LLP AS INDEPENDENT PUBLIC ACCOUNTANTS FOR
      THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2013.


                           INVESTMENT COMPANY REPORT

TRUMP ENTERTAINMENT RESORTS, INC.

Security        89816T202          Meeting Type       Annual

Ticker Symbol                      Meeting Date       13-DEC-2012

ISIN            US89816T2024       Agenda             933696164 - Management

                                                                                  FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE     VOTE   MANAGEMENT
----  --------                                                 ---------- ------- -----------

01    TO AMEND OUR AMENDED AND RESTATED CERTFICATE OF          Management For       For
      INCORPORATION TO PROVIDE THAT OUR BOARD OF DIRECTORS
      MAY FIX THE NUMBER OF DIRECTORS CONSTITUTING THE
      COMPANY'S ENTIRE BOARD AT A NUMBER BETWEEN FIVE (5)
      AND ELEVEN (11).


02    DIRECTOR                                                 Management

         1   STEPHEN MCCALL                                               For       For

         2   ROBERT SYMINGTON                                             For       For


                           INVESTMENT COMPANY REPORT

ROCK-TENN COMPANY

Security        772739207          Meeting Type       Annual

Ticker Symbol   RKT                Meeting Date       25-Jan-2013

ISIN            US7727392075       Agenda             933718275 - Management

                                                                                  FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE     VOTE   MANAGEMENT
----  --------                                                 ---------- ------- -----------
01    DIRECTOR                                                 Management

         1   G. STEPHEN FELKER                                            For       For

         2   LAWRENCE L. GELLERSTEDT                                      For       For

         3   JOHN W. SPIEGEL                                              For       For


02    APPROVAL OF THE ADOPTION OF THE ROCK-TENN COMPANY        Management Against   Against
      AMENDED AND RESTATED ANNUAL EXECUTIVE BONUS PROGRAM
      TO AMEND AND RESTATE ROCK-TENN COMPANY'S CURRENT
      ANNUAL EXECUTIVE BONUS PROGRAM, ALL AS MORE FULLY
      DESCRIBED IN THE PROXY STATEMENT.

03    RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP     Management For       For
      TO SERVE AS THE INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM OF ROCK-TENN COMPANY.

04    AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.              Management Against   Against

05    SHAREHOLDER PROPOSAL - REPEAL CLASSIFIED BOARD.          Shareholder For      Against


                           INVESTMENT COMPANY REPORT

TRUMP ENTERTAINMENT RESORTS, INC.

Security        89816T202          Meeting Type       Special

Ticker Symbol                      Meeting Date       18-MAR-2013

ISIN            US89816T2024       Agenda             933738431 - Management

                                                                                  FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE     VOTE   MANAGEMENT
----  --------                                                 ---------- ------- -----------

01    TO APPROVE AMENDMENTS TO OUR AMENDED AND RESTATED        Management For       For
      CERTIFICATE OF INCORPORATION TO PROVIDE FOR RESTRICTIONS
      ON OWNERSHIP AND TRANSFERABILITY OF OUR COMMON STOCK
      THAT ARE APPLICABLE UNDER THE NEW JERSEY CASINO CONTROL
      ACT, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.


 			  INVESTMENT COMPANY REPORT


AMTROL HOLDINGS, INC.

Security        03236C103          Meeting Type       Annual

Ticker Symbol                      Meeting Date       22-MAR-2013

ISIN                               Agenda             933737744 - Management

                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------

1.    DIRECTOR                                                   Management

         1   LARRY T. GUILLEMETTE                                           For       For

         2   DAVID P. SPALDING                                              For       For

         3   TIM JANSZEN                                                    For       For

         4   RICHARD HARRIS                                                 For       For

	 5   RYAN LANGDON                                                   For       For

2.    APPROVAL OF AN AMENDMENT OF THE COMPANY'S CERTIFICATE     Management  For	      For
      OF INCORPORATION TO EFFECT A 1:100 REVERSE STOCK SPLIT

3.    ASSUMING PROPOSAL #2 IS APPROVED, APPROVAL OF AN         Management  For	      For
      AMENDMENT OF THE COMPANY'S CERTIFICATE OF INCORPORATION
      TO REDUCE THE NUMBER OF AUTHORIZED SHARES FROM
      150,000,000 SHARES OF COMMON STOCK AND 300,000 SHARES OF
      PREFERRED STOCK TO 450,000 SHARES OF COMMON STOCK AND
      50,000 SHARES OF PREFERRED STOCK

4.    APPROVAL OF AN AMENDMENT OF THE COMPANY'S 2007            Management  For	      For
      MANAGEMENT AND DIRECTOR STOCK OPTION PLAN TO INCREASE
      THE NUMBER OF SHARES OF COMMON STOCK OF THE COMPANY
      AVAILABLE FOR ISSUANCE UNDER THE PLAN BY 800,000 SHARES
      (SUBJECT TO ADJUSTMENT IN THE EVENT PROPOSAL #2 IS
      APPROVED)

                           INVESTMENT COMPANY REPORT


CITIGROUP INC.

Security        172967424          Meeting Type       Annual

Ticker Symbol   C                  Meeting Date       24-Apr-2013

ISIN            US1729674242       Agenda             933746375 - Management

                                                                                        FOR/AGAINST
ITEM  PROPOSAL                                                         TYPE      VOTE   MANAGEMENT
----  --------                                                      ----------- ------- -----------

1A    ELECTION OF DIRECTOR: MICHAEL L. CORBAT                       Management  For       For

1B    ELECTION OF DIRECTOR: FRANZ B. HUMER                          Management  For       For

1C    ELECTION OF DIRECTOR: ROBERT L. JOSS                          Management  For       For

1D    ELECTION OF DIRECTOR: MICHAEL E. O'NEILL                      Management  For       For

1E    ELECTION OF DIRECTOR: JUDITH RODIN                            Management  For       For

1F    ELECTION OF DIRECTOR: ROBERT L. RYAN                          Management  For       For

1G    ELECTION OF DIRECTOR: ANTHONY M. SANTOMERO                    Management  For       For

1H    ELECTION OF DIRECTOR: JOAN E. SPERO                           Management  For       For

1I    ELECTION OF DIRECTOR: DIANA L. TAYLOR                         Management  For       For

1J    ELECTION OF DIRECTOR: WILLIAM S. THOMPSON, JR.                Management  For       For

1K    ELECTION OF DIRECTOR: ERNESTO ZEDILLO PONCE DE LEON           Management  For       For

02    PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITI'S        Management  For       For
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.

03    ADVISORY APPROVAL OF CITI'S 2012 EXECUTIVE COMPENSATION       Management  Abstain   Against

04    AMENDMENT TO THE CITIGROUP 2009 STOCK INCENTIVE PLAN          Management  For       For
      (RELATING TO DIVIDEND EQUIVALENTS).

05    STOCKHOLDER PROPOSAL REQUESTING THAT EXECUTIVES RETAIN        Shareholder For       Against
      A SIGNIFICANT PORTION OF THEIR STOCK UNTIL REACHING
      NORMAL RETIREMENT AGE.

06    STOCKHOLDER PROPOSAL REQUESTING A REPORT ON LOBBYING AND      Shareholder Against   For
      GRASSROOTS LOBBYING CONTRIBUTIONS.

07    STOCKHOLDER PROPOSAL REQUESTING THAT THE BOARD INSTITUTE      Shareholder Against   For
      A POLICY TO MAKE IT MORE PRACTICAL TO DENY INDEMNIFICATION
      FOR DIRECTORS.


                           INVESTMENT COMPANY REPORT


NL INDUSTRIES, INC.

Security        629156407          Meeting Type       Annual

Ticker Symbol   NL                 Meeting Date       15-May-2013

ISIN            US6291564077       Agenda             933757265 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                       TYPE     VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
 1    DIRECTOR                                                    Management

         1  CECIL H. MOORE, JR.                                              For       For

         2  HAROLD C. SIMMONS                                                For       For

         3  THOMAS P. STAFFORD                                               For       For

         4  STEVEN L. WATSON                                                 For       For

         5  TERRY N. WORRELL                                                 For       For

 2    NONBINDING ADVISORY VOTE APPROVING NAMED EXECUTIVE OFFICER  Management Against   Against
      COMPENSATION.


                           INVESTMENT COMPANY REPORT


GROUPE EUROTUNNEL, SA

Security        F477AL114          Meeting Type       MIX

Ticker Symbol                      Meeting Date       15-Apr-2013

ISIN            FR0010533075       Agenda             Management

                                                                                 FOR/AGAINST
ITEM  PROPOSAL                                                   TYPE     VOTE   MANAGEMENT
----  --------                                                ---------- ------- -----------

1.    REVIEW AND APPROVAL OF THE CORPORATE FINANCIAL          Management For       For
      STATEMENTS FOR THE FINANCIAL YEAR ENDED
      DECEMBER 31, 2012

2.    ALLOCATION OF INCOME FOR THE FINANCIAL YEAR             Management For       For
      ENDED DECEMBER 31, 2012 AND DISTRIBUTION OF
      THE DIVIDEND

3.    REVIEW AND APPROVAL OF THE CONSOLIDATED                 Management For       For
      FINANCIAL STATEMENTS FOR THE FINANCIAL YEAR
      ENDED DECEMBER 31, 2012

4.    APPROVAL OF THE CONCLUSION OF REGULATED AGREEMENTS      Management For       For
      AND COMMITMENTS BY THE COMPANY REFERRED TO IN THE
      SPECIAL REPORT OF THE STATUTORY AUDITORS

5.    AUTHORIZATION GRANTED FOR AN 18-MONTH PERIOD TO THE     Management For       For
      BOARD OF DIRECTORS TO ALLOW THE COMPANY TO TRADE
      IN ITS OWN SHARES

6.    RENEWAL OF TERM OF KPMG SA AS PRINCIPAL STATUTORY       Management For       For
      AUDITOR

7.    RENEWAL OF TERM OF MAZARS AS PRINCIPAL STATUTORY        Management For       For
      AUDITOR

8.    APPOINTMENT OF KPMG AUDIT IS AS DEPUTY STATUTORY        Management For       For
      AUDITOR

9.    APPOINTMENT OF MR. HERVE HELIAS AS DEPUTY STATUTORY     Management For       For
      AUDITOR

10.   RATIFICATION OF THE COOPTATION OF MRS. PERRETTE         Management For       For
      REY AS BOARD MEMBER

11.   RENEWING THE DELEGATION OF AUTHORITY GRANTED FOR A      Management For       For
      26-MONTH PERIOD TO THE BOARD OF DIRECTORS TO ISSUE
      SHARES OF THE COMPANY AND/OR SECURITIES GIVING
      ACCESS TO ORDINARY SHARES OF THE COMPANY OR GROUP
      COMPANIES OF THE COMPANY WHILE MAINTAINING
      SHAREHOLDERS' PREFERENTIAL SUBSCRIPTION RIGHTS

12.   RENEWING THE DELEGATION OF AUTHORITY GRANTED FOR A      Management Against   Against
      26-MONTH PERIOD TO THE BOARD OF DIRECTORS TO ISSUE
      THROUGH PUBLIC OFFERING SHARES OF THE COMPANY AND
      SECURITIES GIVING ACCESS TO ORDINARY SHARES OF THE
      COMPANY OR GROUP COMPANIES OF THE COMPANY WITH
      CANCELLATION OF SHAREHOLDERS' PREFERENTIAL
      SUBSCRIPTION RIGHTS, BUT WITH A PRIORITY PERIOD

13.   OVERALL LIMITATION ON AUTHORIZATIONS TO ISSUE SHARES    Management Against   Against
      WITH OR WITHOUT PREFERENTIAL SUBSCRIPTION RIGHTS

14.   DELEGATION OF AUTHORITY GRANTED FOR A 26-MONTH          Management For       For
      PERIOD TO THE BOARD OF DIRECTORS TO ISSUE SHARES OR
      SECURITIES GIVING ACCESS TO CAPITAL OF THE COMPANY
      RESERVED FOR EMPLOYEES WHO ARE MEMBERS OF A COMPANY
      SAVINGS PLAN

15.   AUTHORIZAION GRANTED FOR AN 18-MONTH PERIOD TO THE      Management For       For
      BOARD OF DIRECTORS TO REDUCE CAPITAL BY CANCELLATION
      OF SHARES

16.   POWERS TO CARRY OUT ALL LEGAL FORMALITIES               Management For 	   For


                           INVESTMENT COMPANY REPORT


CORE-MARK HOLDING COMPANY, INC.

Security        218681104          Meeting Type       Annual

Ticker Symbol   CORE               Meeting Date       24-May-2013

ISIN            US2186811046       Agenda             933594170 - Management

                                                                                 FOR/AGAINST
ITEM  PROPOSAL                                                   TYPE     VOTE   MANAGEMENT
----  --------                                                ---------- ------- -----------

1A.   ELECTION OF DIRECTOR: ROBERT A. ALLEN                   Management For       For

1B.   ELECTION OF DIRECTOR: STUART W. BOOTH                   Management For       For

1C.   ELECTION OF DIRECTOR: GARY F. COLTER                    Management For       For

1D.   ELECTION OF DIRECTOR: ROBERT G. GROSS                   Management For       For

1E.   ELECTION OF DIRECTOR: L. WILLIAM KRAUSE                 Management For       For

1F.   ELECTION OF DIRECTOR: THOMAS B. PERKINS                 Management For       For

1G.   ELECTION OF DIRECTOR: HARVEY L. TEPNER                  Management For       For

1H.   ELECTION OF DIRECTOR: RANDOLPH I. THORNTON              Management For       For

1I.   ELECTION OF DIRECTOR: J. MICHAEL WALSH                  Management For       For

2.    ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.  Management Against   Against

3.    TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS     Management For       For
      CORE-MARK'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
      FIRM TO SERVE FOR THE FISCAL YEAR ENDING DECEMBER 31,
      2013.



                           INVESTMENT COMPANY REPORT


KAISER ALUMINUM CORPORATION

Security        483007704          Meeting Type       Annual

Ticker Symbol   KALU               Meeting Date       04-Jun-2013

ISIN            US4830077040       Agenda             933819217 - Management

                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------

1.    DIRECTOR                                                   Management

         1   ALFRED E. OSBORNE                                              For       For

         2   JACK QUINN                                                     For       For

         3   THOMAS M. VAN LEEUWEN                                          For       For

2.    ADVISORY VOTE TO APPROVE COMPENSATION OF THE COMPANY'S     Management Against   Against
      NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE
      PROXY STATEMENT

3.    RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS  Management For       For
      THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM FOR 2013

                           INVESTMENT COMPANY REPORT


MAXXAM INC.

Security        577913304          Meeting Type       Annual

Ticker Symbol   MAXX               Meeting Date       05-Jun-2013

ISIN            US5779133041       Agenda             933829624 - Management

                                                      FOR/AGAINST
ITEM  PROPOSAL                           TYPE    VOTE MANAGEMENT
----  --------                        ---------- ---- -----------

1.    DIRECTOR                        Management

         1  ROBERT J. CRUIKSHANK                 For      For

         2  STANLEY D. ROSENBERG                 For      For

         3  MICHAEL J. ROSENTHAL                 For      For

         4  SHAWN M. HURWITZ                     For      For

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report
   to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Northeast Investors Trust
   /s/ Bruce Monrad
   By (Signature and Title)* Bruce Monrad, Chairman
   (Principal Executive Officer)
   Date August 22, 2013
   * Print the name and title of each signing officer under his or her signature By the Commission